Oasis Share Capital (Details) - USD ($)						1 Months Ended	12 Months Ended
	Oct. 26, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	May 15, 2020	Apr. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 09, 2021	Jun. 01, 2020
Related Party Transaction [Line Items]
Shares, Issued		225,000	150,000	200,000						100,000
Stock Issued		$ 725,000	$ 360,000	$ 504,000			$ 2,034,000	$ 764,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares, Issued									250,000
Related Party [Member]
Related Party Transaction [Line Items]
Equity purchase agreement					$ 11,000,000.0
Equity purchase agreement term					36 months
Minimum floor price					$ 1.58
Shares, Issued							200,000
Stock Issued							$ 389,000
Stock Issued During Period, Shares, New Issues	30,000
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares, Issued						315,000
Stock Issued						$ 720,000